[INVESTORS BANK & TRUST COMPANY LETTERHEAD]







May 3, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:  Merrimac Series (the "Funds")
     1933 Act File No. 333-496937
     1940 Act File No. 811-08741

Ladies and Gentlemen:

       Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Funds as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Funds' Registration Statement on Form N1- A. The Amendment was filed electronically on April 25, 2002.

       Please call the undersigned at (617) 937-6699 with any questions you may have regarding this filing.

                                            Very truly yours,


                                            /s/ Sandra I. Madden
                                            Sandra I. Madden
                                            Senior Associate Counsel